ADOPTION OF IFRS 16 (Details) - Increase (Decrease) Due To Application Of IFRS 16 [Member] - Adoption of IFRS 16 [member] £ in Millions	Dec. 31, 2018 GBP (£)
ADOPTION OF IFRS 16 (Details) [Line Items]
Operating Lease, Liability	£ 2,060
Lease liabilities	1,752
Short-term Lease Commitment, Amount	£ 20
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	2.43%
Operating Lease, Right-of-Use Asset	£ 1,655
Right-of-use assets [member]
ADOPTION OF IFRS 16 (Details) [Line Items]
Lease liabilities	£ 97